Consolidated Statements of Operations(JPY (¥)) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales:
Related companies	¥ 174,887	¥ 211,589	¥ 209,938
Other	7,671,329	8,481,083	7,208,042
Total net sales	7,846,216	8,692,672	7,417,980
Cost of sales (Notes 4, 16 and 17)	(5,864,515)	(6,389,180)	(5,341,059)
Selling, general and administrative expenses (Note 16)	(1,937,976)	(1,998,238)	(1,886,468)
Interest income	13,388	11,593	12,348
Dividends received	6,129	6,323	6,746
Other income (Notes 5, 6, 16 and 17)	44,124	59,050	47,896
Interest expense	(28,404)	(27,524)	(25,718)
Impairment losses of long-lived assets (Note 7)	(399,259)	(34,692)	(79,259)
Goodwill impairment (Note 8)	(163,902)		(3,745)
Other deductions (Notes 2, 4, 5, 15, 16 and 17)	(328,645)	(141,197)	(178,036)
Income (loss) before income taxes	(812,844)	178,807	(29,315)
Provision for income taxes (Note 11):
Current	69,206	88,910	58,147
Deferred	(59,439)	14,100	83,686
Total income taxes	9,767	103,010	141,833
Equity in earnings of associated companies (Note 4)	6,467	9,800	481
Net income (loss)	(816,144)	85,597	(170,667)
Less net income (loss) attributable to noncontrolling interests	(43,972)	11,580	(67,202)
Net income (loss) attributable to Panasonic Corporation	¥ (772,172)	¥ 74,017	¥ (103,465)
Net income (loss) per share attributable to Panasonic Corporation common shareholders (Note 14):
Basic	¥ (333.96)	¥ 35.75	¥ (49.97)
Diluted